Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 228,692,768.00
Previously Paid Amount	27,469.80
Total Fee Amount	31,582.47
Total Offset Amount	0.00
Net Fee	$ 4,112.67
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A